Transactions and Balances with Related Parties (Details) - Schedule of balances receivable from and payable to related parties - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable:
Total short term	$ 108,183	$ 104,803
Accounts receivable:
Total long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,169,930	1,105,063
Total, long-term	1,818,211	1,753,344
Total accounts payable	256,541	310,992
Loans from related parties:
Loans from related parties	2,498,714	2,381,464
Related party total	2,755,255	2,692,456
Industrias CH, S.A.B de C.V. [Member]
Accounts receivable:
Total short term	62,055	62,055
Accounts receivable:
Total long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,044,318	959,153
Cía. Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	628	974
Operadora compañía Mexicana de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	719	824
Compañía Manufacturera de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	4	2,799
Cía. Tubos y Perfiles Monterrey, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,318	3,371
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	4,108	3,999
Loans to related parties:
Total accounts payable	2,800	2,800
Operadora Construalco, S.A. de C.V. [Member]
Accounts receivable:
Total short term	518	606
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,638	16,473
Loans to related parties:
Total accounts payable	4,143	24,455
Arrendadora Norte de Matamoros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,294	1,294
Comercializadora SIGOSA, S.A. de C.V.[Member]
Accounts receivable:
Total short term	2,080	0
Joist del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	2,582	2,582
Holding Protel, S.A. de C.V. [Member]
Accounts receivable:
Total short term	30	304
Aceros CH, S.A. de C.V. [Member]
Accounts receivable:
Total short term	172	130
Sigosa Aceros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	0	14
Loans to related parties:
Total accounts payable	0	7
Siderúrgicos del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	332	832
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	4,125	4,125
Loans to related parties:
Total loans to related parties	125,612	145,910
Pytsa Industrial de Mexico. S.A. de C.V. [Member]
Accounts receivable:
Total short term	438	438
Ferrovisa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	19,225	0
Loans to related parties:
Total accounts payable	577	7,069
Acertam, S.A. de C.V. [Member]
Accounts receivable:
Total short term	785	785
Servicios Estructurales, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,241	3,047
Industrial Mexicana de Herramientas, S.A. de C.V. [Member]
Accounts receivable:
Total short term	739	0
Others [Member]
Accounts receivable:
Total short term	152	151
Loans to related parties:
Total accounts payable	123	195
Industrias CH, S.A.B. de C.V. [Member]
Loans to related parties:
Total accounts payable	214,671	245,388
Perfiles Comeciales Sigosa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	3,802	3,802
Holding Protel, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	399	251
Compañia Laminadora Vista Hermosa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	520	518
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	7,933	8,353
Compañía Industrial Mexicana, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	570	0
Compañia Manufacturera de Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	13,345	9,837
Operadora Compañia Mexicana de Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	6,924	7,583
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	595	595
Industrias Procarsa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	139	139
Operadora de Perfiles Sigosa, S.A. de C.V. [Member]
Loans from related parties:
Loans from related parties	$ 2,498,714	$ 2,381,464